Loans and other financial assets at amortized cost, and loans and receivables_Details of loans and other financial assets at amortized cost, and loans and receivables (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 17,770,356,000,000			₩ 8,868,378,000,000
Loans	248,794,014,000,000			251,523,301,000,000
Other financial assets (other receivables)	11,155,633,000,000			6,714,525,000,000
Total	0		$ 0	267,106,204,000,000
Total	₩ 277,720,003,000,000	[1]	$ 249,793,131,000	₩ 0

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.